Loans - Credit Card Loans, by Portfolio, by Delinquency (Details 10a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | Current and less than 30 days past due and still accruing [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	121,783	129,918
Credit Card | Days Past Due 30 To 89 And Still Accruing Member | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,788	2,551
Credit Card | Past Due And Still Accruing 90 Days Or More Member | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,950	3,053
Credit Card | Nonaccrual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	2	2
Credit Card | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	2.98%	4.14%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	1.55%	2.25%
Current and less than 30 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	110,676	117,248
Days Past Due 30 To 89 And Still Accruing Member | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,487	2,092
Past Due And Still Accruing 90 Days Or More Member | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,601	2,449
Nonaccrual [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	2	2
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	113,766	121,791
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	2.71%	3.73%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	1.41%	2.01%
Current and less than 30 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,107	12,670
Days Past Due 30 To 89 And Still Accruing Member | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	301	459
Past Due And Still Accruing 90 Days Or More Member | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	349	604
Nonaccrual [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	0	0
Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Class, by Delinquency [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 11,757	$ 13,733
Retained Loans Percentage Equal Or Greater Than Thirty Days Past Due	5.53%	7.74%
Percentage Of Loans Ninety Plus Days Past Due To Total Retained Loans	2.97%	4.40%